Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $191 million, $211 million and $235 million in 2020, 2019 and 2018, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. On December 16, 2019, investors in the notes approved redemption of the original notes and AFCAL issued replacement notes at new terms. Concurrent with redemption, AFC sold agent loans with a fair value of $222 million to AFCAL, and AFCAL used the loans as collateral in the issuance of additional notes. Investors in the notes are as follows:

($ in millions)	December 31, 2020	December 31, 2019
Class A Notes, Due March 10, 2037 (1)
Allstate New Jersey Insurance Company	$101	$83
American Heritage Life Insurance Company	62	59
Allstate Assurance Company	—	33
First Colonial Insurance Company	9	9
Allstate Fire & Casualty Insurance Company	10	7
Allstate Property and Casualty Insurance Company	9	6
Allstate Indemnity Company	4	4
Esurance Insurance Company	7	4
North Light Specialty Insurance Company	4	3
Allstate Vehicle and Property Insurance Company	2	2
Allstate New Jersey Property and Casualty Insurance Company	2	2
Esurance Property and Casualty Insurance Company	4	2
Subtotal - Class A	214	214
Class B Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	214	214
Class C Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	168	168
Subordinated Notes, Due March 10, 2037
Allstate Life Insurance Company	45	45
Total	$641	$641
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(1)As of December 31, 2020 and 2019, $74 million of these notes have an annual interest rate of 3.16% and $140 million have an annual interest rate of 3.36%.
AFCAL is a VIE established as a bankruptcy-remote entity whose assets are isolated from those of ALIC and are not available to ALIC’s creditors. ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $568 million of agent loans, zero cash and $214 million of notes due to related parties as of December 31, 2020 and $612 million of agent loans, $1 million of cash and $214 million of notes due to related parties as of December 31, 2019 associated with AFCAL.
The Company incurred interest expense related to these notes of $7 million in 2020 and $5 million in both 2019 and 2018.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective December 1, 2020, ALIC entered into a coinsurance reinsurance agreement with AAC to assume all of AAC’s term and interest-sensitive life insurance policies, and to recapture certain interest-sensitive life insurance policies previously ceded to AAC. In connection with the agreement, the Company recorded invested assets of $534 million, DAC of $245 million, reserve for life-contingent contract benefits of $118 million, contractholder funds of $256 million and reduced reinsurance recoverables by $397 million. The $59 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agents and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million in each year of 2020, 2019 and 2018.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.73 billion and $4.57 billion as of December 31, 2020 and 2019, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million, 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest was permitted on the surplus note without the written approval from the proper regulatory authority. The surplus note was classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in each year of 2020, 2019 and 2018. On December 1, 2020, with regulatory approval, AAC repaid the entire principal of this surplus note.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2020 or 2019.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2020 or 2019.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2020 or 2019.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2020 and 2019, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company did not pay dividends in 2020 and paid $75 million and $250 million to AIC in the form of cash in 2019 and 2018, respectively.